Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Fixed interest rates based on cross currency swaps	3.10%	3.10%
Interest rate swap aggregate principal amount used to economically hedge on new debt | $	$ 160,000
U.S. Dollar-denominated interest rate swaption | LIBOR | Third Party
Derivative [Line Items]
Fixed interest rates based on cross currency swaps	1.97%	1.97%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reduced principal amount	$ 82,800	€ 70.1
Interest rate swap aggregate principal amount used to economically hedge on new debt | €		€ 197.9
Teekay LNG | U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Fixed interest rates based on cross currency swaps	3.10%	3.10%
Minimum | Interest rate swap agreements
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%
Maximum | Interest rate swap agreements
Derivative [Line Items]
Minimum variable interest rate on debt	4.00%